Future Minimum Lease Payments for Capital Lease (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Capital Leased Assets [Line Items]
2014	$ 8.4
2015	8.3
2016	8.0
2017	8.2
2018	8.4
Later Years	7.0
Total Minimum Lease Payments, net	48.3
Less: Amount Representing Interest	11.4
Net Present Value under Capital Lease Obligations	$ 36.9